Consolidated Statement of Cash Flows (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Cash Flows [Abstract]
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	€ 11,144	€ (3,233)
of which: Senior long-term debt issuances		1,300	2,300
of which: Repayments and extinguishments		1,000	3,500
Senior long-term debt	[2]	(6,191)	13,282
of which: Issuances		33,600	67,400
of which: Repayments and extinguishments		39,500	€ 51,400
Total non-cash changes for Subordinated Long Term Debt		123
of which: Driven by FV changes		293
of which: Driven by FX movements		(179)
Non-cash changes for Trust Preferred Securities		(289)
of which: Driven by FV Changes		€ (267)

[1]	Included are senior long-term debt issuances of € 1.3 billion and € 2.3 billion and repayments and extinguishments of € 1.0 billion and € 3.5 billion through December 31, 2021 and December 31, 2020, respectively
[2]	Included are issuances of € 33.6 billion and € 67.4 billion and repayments and extinguishments of € 39.5 billion and € 51.4 billion through December 31, 2021 and December 31, 2020, respectively.